Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Finance Lease Right-Of-Use Assets and Liability	Finance lease right-of-use assets and liability were as follows:
	June 30,	December 31,
	2024	2023
Finance lease right-of-use assets	$57,786	$681,845

Finance lease liabilities, current	$1,141	$45,300
Finance lease liabilities, non-current	-	-
Total	$1,141	$45,300

Weighted-average remaining lease term (years)	0.33	0.46
Weighted-average discount rate	6.12%	5.84%

Schedule of Lease Expenses	The Components of lease expenses were as follows:
	For the Six Months Ended June 30,
	2024	2023
Finance Lease Cost:
Amortization of right-of-use assets	$11,583	$22,793
Interest on lease liabilities	523	7,182
Total finance lease cost	$12,106	$29,975

Schedule of Maturity of our Finance Lease Liabilities	The following table summarizes the maturity of our finance lease liabilities as of June 30, 2024:
30-Jun-25	$1,141
Thereafter	-
Total	$1,141